Schedule of Investments (unaudited)
September 30, 2024
BlackRock Advantage Large Cap Income ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
General Dynamics Corp.	1,309	$ 395,580
Lockheed Martin Corp.	1,556	909,575
Northrop Grumman Corp.	1,063	561,338
		1,866,493
Air Freight & Logistics — 1.2%
Expeditors International of Washington, Inc.	2,519	330,997
United Parcel Service, Inc., Class B	3,603	491,233
		822,230
Automobiles — 1.6%
Ford Motor Co.	49,767	525,540
Tesla, Inc.(a)	2,194	574,016
		1,099,556
Banks — 2.2%
Citigroup, Inc.	10,237	640,836
JPMorgan Chase & Co.	4,111	866,846
		1,507,682
Biotechnology — 2.8%
Biogen, Inc.(a)	99	19,190
Exelixis, Inc.(a)	3,466	89,943
Gilead Sciences, Inc.	9,653	809,307
Incyte Corp.(a)	3,721	245,958
Natera, Inc.(a)	1,407	178,619
Neurocrine Biosciences, Inc.(a)	2,391	275,491
United Therapeutics Corp.(a)	813	291,339
		1,909,847
Broadline Retail — 4.4%
Amazon.com, Inc.(a)(b)	16,258	3,029,353
Building Products — 0.4%
Trane Technologies PLC	635	246,843
Capital Markets — 1.6%
Cboe Global Markets, Inc.	146	29,911
CME Group, Inc., Class A(b)	3,574	788,603
Franklin Resources, Inc.	2,857	57,569
Invesco Ltd.	711	12,485
S&P Global, Inc.	371	191,666
XP, Inc., Class A	588	10,549
		1,090,783
Chemicals — 1.2%
Sherwin-Williams Co. (The)	2,085	795,782
Commercial Services & Supplies — 3.4%
Cintas Corp.	3,739	769,786
Republic Services, Inc.	3,731	749,334
Waste Connections, Inc.	243	43,453
Waste Management, Inc.	3,640	755,664
		2,318,237
Communications Equipment — 0.8%
Cisco Systems, Inc.	4,049	215,488
Juniper Networks, Inc.	452	17,619
Motorola Solutions, Inc.	770	346,215
		579,322
Construction & Engineering — 0.1%
EMCOR Group, Inc.	81	34,873
Consumer Finance — 0.9%
OneMain Holdings, Inc.	13,574	638,928
Security	Shares	Value
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	6	$ 5,319
Kroger Co. (The)	9,425	540,053
Walmart, Inc.	9,651	779,318
		1,324,690
Diversified REITs — 0.1%
WP Carey, Inc.	769	47,909
Diversified Telecommunication Services — 2.3%
AT&T Inc.	41,182	906,004
Verizon Communications, Inc.	15,256	685,147
		1,591,151
Electric Utilities — 1.2%
Edison International	119	10,364
Eversource Energy	3,916	266,484
Exelon Corp.	4,673	189,490
IDACORP, Inc.	244	25,154
OGE Energy Corp.	8,153	334,436
		825,928
Electrical Equipment — 0.3%
Eaton Corp. PLC	641	212,453
Electronic Equipment, Instruments & Components — 1.1%
Flex Ltd.(a)(c)	430	14,375
TE Connectivity PLC	4,935	745,135
		759,510
Energy Equipment & Services — 0.4%
Halliburton Co.	8,608	250,062
Entertainment — 0.1%
Netflix, Inc.(a)	141	100,007
Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B(a)	1,229	565,660
Mastercard, Inc., Class A	2,473	1,221,167
Visa, Inc., Class A	2,885	793,231
		2,580,058
Food Products — 0.7%
Conagra Brands, Inc.	368	11,967
General Mills, Inc.	5,415	399,898
Ingredion, Inc.	228	31,334
Kellanova	383	30,912
Tyson Foods, Inc., Class A	16	953
		475,064
Ground Transportation — 0.4%
CSX Corp.	8,065	278,484
Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp.(a)	1,050	87,990
Medtronic PLC	7,123	641,284
Stryker Corp.	809	292,259
		1,021,533
Health Care Providers & Services — 3.5%
Cardinal Health, Inc.	6,676	737,831
Cigna Group (The)	274	94,925
Elevance Health, Inc.	439	228,280
HCA Healthcare, Inc.	1,366	555,183
McKesson Corp.	237	117,178
UnitedHealth Group, Inc.	1,088	636,132
		2,369,529
Health Care REITs — 0.0%
Omega Healthcare Investors, Inc.	22	895

Schedule of Investments (unaudited)  (continued)
September 30, 2024
BlackRock Advantage Large Cap Income ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotel & Resort REITs — 0.0%
Park Hotels & Resorts, Inc.	2,181	$ 30,752
Hotels, Restaurants & Leisure — 2.4%
Booking Holdings, Inc.	46	193,758
Darden Restaurants, Inc.	4,074	668,666
DoorDash, Inc., Class A(a)	10	1,427
McDonald’s Corp.	12	3,654
Texas Roadhouse, Inc.	1,787	315,584
Vail Resorts, Inc.	1,690	294,550
Wingstop, Inc.	453	188,484
		1,666,123
Household Durables — 0.0%
Whirlpool Corp.	4	428
Household Products — 2.4%
Colgate-Palmolive Co.	7,604	789,371
Kimberly-Clark Corp.	5,182	737,295
Procter & Gamble Co. (The)	614	106,345
		1,633,011
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	16	3,307
Insurance — 3.7%
Allstate Corp. (The)(b)	1,371	260,010
Marsh & McLennan Cos., Inc.	3,632	810,263
Old Republic International Corp.	630	22,314
Progressive Corp. (The)	3,105	787,925
Reinsurance Group of America, Inc.	24	5,229
Travelers Cos., Inc. (The)	1,491	349,073
W R Berkley Corp.	5,056	286,827
		2,521,641
Interactive Media & Services — 6.2%
Alphabet, Inc., Class A(b)	12,273	2,035,477
Alphabet, Inc., Class C, NVS	6,798	1,136,558
Meta Platforms, Inc., Class A	1,836	1,051,000
Snap, Inc., Class A, NVS(a)	3,493	37,375
		4,260,410
IT Services — 0.2%
Accenture PLC, Class A	128	45,245
Cognizant Technology Solutions Corp., Class A	1,167	90,069
		135,314
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.	154	95,260
Machinery — 0.5%
Oshkosh Corp.	1,716	171,960
Parker-Hannifin Corp.	242	152,901
		324,861
Media — 1.4%
Comcast Corp., Class A	21,707	906,702
Fox Corp., Class A, NVS	18	762
New York Times Co. (The), Class A	587	32,678
		940,142
Metals & Mining — 0.0%
Nucor Corp.	78	11,726
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
Annaly Capital Management, Inc.	15,648	314,056
Rithm Capital Corp.	27,581	313,044
Starwood Property Trust, Inc.	15,626	318,458
		945,558
Security	Shares	Value
Multi-Utilities — 0.3%
CMS Energy Corp.	3,036	$ 214,433
WEC Energy Group, Inc.	52	5,001
		219,434
Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp.	4,427	651,964
ConocoPhillips	4	421
Devon Energy Corp.	92	3,599
EOG Resources, Inc.	1,245	153,048
Exxon Mobil Corp.	2,250	263,745
Hess Corp.	383	52,011
Kinder Morgan, Inc.	2,865	63,288
		1,188,076
Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	12,653	654,666
Eli Lilly & Co.	815	722,041
Johnson & Johnson	134	21,716
Merck & Co., Inc.	9,274	1,053,156
Pfizer, Inc.	30,152	872,599
		3,324,178
Professional Services — 0.3%
Leidos Holdings, Inc.	1,393	227,059
Residential REITs — 0.6%
AvalonBay Communities, Inc.	456	102,714
Camden Property Trust	1,012	125,013
Essex Property Trust, Inc.	603	178,138
		405,865
Retail REITs — 0.6%
Brixmor Property Group, Inc.	6,797	189,364
Federal Realty Investment Trust	115	13,222
Kite Realty Group Trust	1,836	48,764
NNN REIT, Inc.	128	6,207
Simon Property Group, Inc.	874	147,723
		405,280
Semiconductors & Semiconductor Equipment — 9.1%
Broadcom, Inc.	1,940	334,650
Intel Corp.	212	4,974
Lam Research Corp.	831	678,162
Micron Technology, Inc.	2,496	258,860
NVIDIA Corp.(b)	33,761	4,099,936
QUALCOMM, Inc.	5,061	860,623
		6,237,205
Software — 10.3%
Adobe, Inc.(a)	455	235,590
Crowdstrike Holdings, Inc., Class A(a)	441	123,687
Dropbox, Inc., Class A(a)	8	203
Fortinet, Inc.(a)	6,901	535,173
HubSpot, Inc.(a)	269	143,000
Manhattan Associates, Inc.(a)	2,407	677,282
Microsoft Corp.(b)	11,861	5,103,788
Salesforce, Inc.	42	11,496
ServiceNow, Inc.(a)	276	246,852
		7,077,071
Specialized REITs — 0.0%
Equinix, Inc.	4	3,550
Specialty Retail — 0.2%
Best Buy Co., Inc.	14	1,446
Home Depot, Inc. (The)	22	8,915

Schedule of Investments (unaudited)  (continued)
September 30, 2024
BlackRock Advantage Large Cap Income ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Ross Stores, Inc.	261	$ 39,283
Tractor Supply Co.	330	96,007
		145,651
Technology Hardware, Storage & Peripherals — 8.1%
Apple Inc.(b)	22,987	5,355,971
NetApp, Inc.	1,457	179,954
		5,535,925
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	1,778	157,175
Tobacco — 2.1%
Altria Group, Inc.	12,051	615,083
Philip Morris International, Inc.	6,800	825,520
		1,440,603
Trading Companies & Distributors — 0.4%
Boise Cascade Co.	28	3,947
WW Grainger, Inc.	255	264,897
		268,844
Total Long-Term Investments — 97.6% (Cost: $60,639,734)		66,981,651
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(d)(e)	1,190,054	$ 1,190,054
Total Short-Term Securities — 1.7% (Cost: $1,190,054)		1,190,054
Total Investments Before Options Written — 99.3% (Cost: $61,829,788)		68,171,705
Options Written — (0.9)% (Premiums Received: $(335,645))		(653,820)
Total Investments Net of Options Written — 98.4% (Cost: $61,494,143)		67,517,885
Other Assets Less Liabilities — 1.6%		1,110,356
Net Assets — 100.0%		$ 68,628,241
(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 223,329	$ 966,725(a)	$ —	$ —	$ —	$ 1,190,054	1,190,054	$ 27,172	$ —
(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	555	12/20/24	$ 16,135	$ 281,209

Schedule of Investments (unaudited)  (continued)
September 30, 2024
BlackRock Advantage Large Cap Income ETF
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	12	10/04/24	USD	5,480.00	USD	6,915	$ (335,460)
S&P 500 Index	11	10/11/24	USD	5,670.00	USD	6,339	(134,200)
S&P 500 Index	13	10/18/24	USD	5,735.00	USD	7,491	(111,020)
S&P 500 Index	12	10/25/24	USD	5,800.00	USD	6,915	(73,140)
							$(653,820)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 66,981,651	$ —	$ —	$ 66,981,651
Short-Term Securities
Money Market Funds	1,190,054	—	—	1,190,054
	$ 68,171,705	$ —	$ —	$ 68,171,705
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 281,209	$ —	$ —	$ 281,209
Liabilities
Equity Contracts	(653,820)	—	—	(653,820)
	$ (372,611)	$ —	$ —	$ (372,611)
(a)	Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
4